Acquisitions and Divestitures - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 30, 2018	Aug. 31, 2017	Feb. 28, 2017	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash consideration paid				$ 99,038	$ 39,975	$ 41,332		$ 58,972	$ 79,417	$ 25,594	$ 180,345	$ 163,983	$ 196,956	$ 102,086
Assets acquired, evaluated				63,787	25,050	27,929		39,099	44,706	14,132	116,766	97,937	137,496	51,862
Assets acquired, unevaluated				$ 35,251	$ 14,925	$ 13,403		19,873	$ 34,711	$ 11,462	63,579	66,046	59,460	50,224
Proceeds for sale of mineral and royalty interests											$ 2,001	$ 125	$ 125	$ 111,024
Loving County, Texas and Lea County, New Mexico
Business Acquisition [Line Items]
Cash consideration paid	$ 41,000
Assets acquired, evaluated	22,800
Assets acquired, unevaluated	18,200
Reeves, Loving and Ward Counties
Business Acquisition [Line Items]
Cash consideration paid	25,800						$ 3,800	$ 22,000
Assets acquired, evaluated	18,400
Assets acquired, unevaluated	$ 7,400
Delaware Basin [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 29,200
Assets acquired, evaluated		8,700
Assets acquired, unevaluated		$ 20,500
Sale of mineral and royalty interests			$ 156,700
Proceeds for sale of mineral and royalty interests			111,100
Share value			$ 45,600
Percentage of royalties			12.00%
Gain of sale of minerals and royalty interests			$ 94,600